Trade Payables - Summary of Trade Payables (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2022	Dec. 31, 2021
Subclassifications of assets, liabilities and equities [abstract]
Trade payables	SFr (3,867)	SFr (824)